Financial Risk Management and Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management and Policies [Abstract]
Derivative warrant liability	$ 314,188	$ 4,245,780
Derivative increase/(decrease) rate	30.00%
Increase decrease in derivative warrant liability	$ 94,256